Leases (Details 3 - Textuals) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Period of lease term of short-term leases	12 months
Rental expenses	R$ 5,969	R$ 7,497	R$ 5,922